Other Receivables and Other Current Assets (Details) - USD ($)		1 Months Ended
		Feb. 29, 2024	Mar. 31, 2023	Jul. 31, 2022	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Other Receivables and Other Current Assets [Line Items]
Service agreement amount	[1]						$ 552,044
Purchase of insurance premium		$ 74,078	$ 311,250
Expire date		Feb. 24, 2025	Feb. 24, 2024
Insurance amounted					$ 67,904		207,500
Service deposit					125,067	$ 209,768
Term of insurance premium			12 months
Service Agreement [Member]
Other Receivables and Other Current Assets [Line Items]
Cyber security consideration amount				$ 477,251
Service agreement amount					$ 62,495		$ 181,237

[1]	The balance of prepaid expense mainly represented prepayment made by the Company to third parties for cyber security service, director & officer liability insurance (“D&O Insurance”) or other professional service.